OPERATING LEASES - Schedule Future Maturities of Operating Lease Liability (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Operating Lease
2023	$ 1,049,018	$ 1,029,633
2024	1,080,488	1,060,187
2025	1,112,903	1,090,196
2026	1,146,290	1,112,903
2027		1,146,291
Total lease payments	4,897,931	5,439,210
Less amounts representing interest	(721,189)	(877,760)
Present value of lease liability	$ 4,176,742	$ 4,561,450